Prepaid expenses and other assets (current) (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Prepaid expenses and other assets (current)
Prepaid expenses and other current assets	€ 12,554	€ 23,763
Prepayments for future service agreements and goods	935	1,075
Current prepaid expenses	3,286	5,463
Other receivables	4,059	4,344
Tax claims	€ 4,273	€ 12,881